UNDERWRITERS PROMISSORY NOTE	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
UNDERWRITERS PROMISSORY NOTE
NOTE 5 - UNDERWRITERS PROMISSORY NOTE

During January 2025, the Company has repaid $158 of the principal amount of the Underwriters Promissory Note.

On March 13, 2025, the Company entered into a letter agreement (the “Note Conversion Inducement Agreement”) with EarlyBird, under which the then outstanding principal amount and accrued interest of the Convertible Promissory Note issued to EarlyBird of $880 were extinguished for a cash payment (including the accrued interest) of $551 and 18,519 Ordinary Shares.